Basis of preparation of financial statements - IAS 21 - Effects of changes in exchange rates and conversion of financial statements (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Capital reduction in foreign subsidiary approved		$ 3,000
Gain (Loss) arising from the accumulated exchange differences reclassified from the stockholders' equity to the income statement	$ 1,132	2,413
Investment in subsidiary		1,751	$ 2,031	$ 2,798
Vale International S.A.
Disclosure of subsidiaries [line items]
Capital reduction in foreign subsidiary approved		3,000
Gain (Loss) arising from the accumulated exchange differences reclassified from the stockholders' equity to the income statement		2,413
Investment in subsidiary		$ 6,243